Reinsurance (Details Textuals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Reinsurance [Abstract]
Mortality risk for certain other products	90.00%
Mortality risk in excess of retention limit	90.00%
Retention amount on mortality risk in excess	$ 1,000,000
Case by case retention limit	20,000,000
Case by case excess retention limit	100.00%
Business quota share, certain long term care and worker's compensation business	100.00%
Unsecured unaffiliated reinsurance recoverables	5,600,000,000	5,500,000,000
Net unaffiliated reinsurance recoverables	13,500,000,000	13,100,000,000
Five largest unaffiliated reinsurers reinsurance recoverables	10,300,000,000	10,000,000,000
Percentage of five largest unaffiliated reinsurance recoverables	76.00%	76.00%
Unsecured ceded unaffiliated reinsurance recoverables	3,200,000,000	3,600,000,000
Deposit assets in premiums, reinsurance, and other receivables or secondary guarantee risk for reinsurance	2,400,000,000	2,500,000,000
Deposit liabilities in other liabilities for reinsurance	66,000,000	47,000,000
Risk in excess of retention limit on yearly renewable term basis	$ 5,000,000
Closed block percentage reinsured with an unaffiliated third party reinsurer	49.25%